SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Fair value
Cost-method investments		¥ 172,571			¥ 355,717
Short-term trading securities				$ 19,967	129,911
Long-lived asset impairment loss	¥ 169,213	150,533	¥ 93,163
Goodwill impairment loss	0	0	2,445
Long-term investments, impairment loss	¥ 0	¥ 3,208	¥ 0
Revenue growth rate used for level 3 measurement (as a percent)	4.00%	4.00%	4.00%
Discount rate used for level 3 measurement (as a percent)	20.00%	20.00%	20.00%
Recurring basis
Fair value
Short-term trading securities					129,911
Long-term available-for-sale securities		¥ 247,085			1,253,786
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value
Short-term trading securities					129,911
Long-term available-for-sale securities		204,945			907,716
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value
Long-term available-for-sale securities		42,140			346,070
Non-recurring basis
Fair value
Property and equipment		20,706	¥ 21,879		51,750
Non-recurring basis | Carrying value
Fair value
Property and equipment		171,239	115,042		220,963
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment		¥ 20,706	¥ 21,879		¥ 51,750